Long-Term Prepaid Expenses	12 Months Ended
Dec. 31, 2015
Long-Term Prepaid Expenses [Abstract]
Long-term prepaid expenses

NOTE 7 – LONG-TERM PREPAID EXPENSES

Long-term prepaid expenses primarily consist of prepaid rental expenses for a sale office located in Wuhan City. The prepaid rental expenses are being amortized using the straight-line method over the lease term of 20 years and expires on November 30, 2033.

Long-term prepaid expenses at December 31, 2015 and 2014 are as follows:

	December 31,
	2015	2014
Long-term prepaid rental expenses	$357,239	$377,794
Less: Accumulated amortization	(37,212)	(20,464)
	$320,027	$357,330

Amortization expense for the years ended December 31, 2015, 2014 and 2013 was $18,616, $18,875, and $1,561, respectively.

The estimated amortization expense of long-term prepaid expenses over each of the next five years and thereafter will be $18,616 per annum.